UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-11652
                                                    ----------------------------

                         BOULDER TOTAL RETURN FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Fund Administrative Services
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Fund Administrative Services
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 303-444-5483
                                                           --------------

                   Date of fiscal year end: NOVEMBER 30, 2003
                                           ------------------
                     Date of reporting period: MAY 31, 2003
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                         BOULDER TOTAL RETURN FUND, INC.

                               Semi-Annual Report

                                  May 31, 2003

Dear Shareholder:

The Boulder Total Return Fund ("BTF") had a total return on net assets of 5.4% for the 6 months ending 5/31/03. The Fund edged out the S&P 500 Index, which had a return of 3.8% over the same period. The net asset value ("NAV") of BTF went up from $15.04 on 11/30/02, the fiscal year end, to $15.82 on 5/31/03.

A 5.4% return was not bad for 6 months. We made money and we beat the S&P 500 Index. But it was a roller coaster ride. We were down 13.2% in the 1st fiscal quarter, and we came roaring back with a 21.5% return in the 2nd quarter. See
Exhibit 2 for the Fund's quarterly returns over the last year vs. the S&P 500 Index.

The overall market had a terrible first quarter in 2003, and has had a very good second quarter--so far. The volatility of the market continues to be very high. The S&P Index was at 936 on 11/29/02. It dropped all the way down to 800 on March 11, 2003. That's a drop of 14.5%. Then from mid-March to the end of May, it climbed back from 800 to 963. That's a gain of 20%. That's volatility!! Do we care about this market volatility? Yes and No.

Yes, we care because the volatility in the overall market means there is volatility in the individual stocks that make up these indices. And there are a handful of these individual stocks in which we are interested. If the volatility causes the price of a good company to go down in sympathy with the rest of the market, and it's a company that we like, we will take that opportunity and be a buyer.

On the flip side, no, we don't care. If the volatility causes a market rise, and happens to take one of the companies we own to a level that is higher than we bought it, we'll likely say, "so what." Unless the market takes the price of one of our stocks to a level that is so ridiculously high that it bears no resemblance to the intrinsic value, we will generally hold onto our investments over a long period of time, riding the market up and down. We'll never make any real money flipping hamburgers or stocks, so we won't.

Within BTF's portfolio, some of the better performers (having an impact) during the 6 months ending 5/31/03 were Providian Financial, up 48%, Alliant Energy up 23%, and YUM Brands up 17%. On the downside, some of the under-performers were Northwestern, Safeway and Schering-Plough down 67%, 21% and 19%, respectively. Real Estate Investment Trusts ("REITs"), which make up approximately 25% of the Fund's assets, were the strongest performing sector in the portfolio. On a principal basis, not including dividends, REITs were up about 7% in the period.

RIGHTS OFFERING

By the time this report is mailed, the subscription period for the rights offering will be over. The rights offering gave shareholders the opportunity to buy one new share of the Fund for every three shares that were owned as of the record date, at a 5% discount to the market price. If all the rights are exercised, the Fund is expected to raise approximately $40 million ($16 million of which will come from the Horejsi family trusts). This will have a positive impact on the Fund in several different ways. First, it has an impact on the Fund's leverage. As a percent of total net assets, the $77.5 million of the Fund's Auction Market Preferreds ("AMPs") will represent about 28% of these assets, vs. 33.4% prior to the rights offering. Thus, it will have the effect of de-leveraging the Fund. The increase in equity will give us more `asset coverage' on our AMPs, which is required for maintaining our `Aa/AA' ratings from Moody's and Standard & Poor's, respectively. Second, it will give us additional cash we can use to invest in new investment opportunities that we find. Third, it should have the desired effect of modestly lowering the expense ratio of the Fund.

INTEREST RATES

Interest rates are at historical lows. The 10-year US Treasury Note is currently yielding 3.36%, and a 3 year is yielding 1.54%. Anything under a year is below 1%. We haven't seen rates this low since the administration of Dwight D. Eisenhower back in 1958. Now this may all change. No doubt it will. But nobody knows when, or how quickly, or even in which direction. Capital has become cheap, and the demand for money, which drives interest rates, has dwindled. When the market declined in 2000, 2001, and 2002, people (including pension fund managers and corporate treasurers) figured out that earning 2 or 3% on their money is far better than losing 30 or 40% in the market. But as history tells us, their memories will fade.

For many corporations, these low interest rates are providing a very good financing source. Done properly, this financing rewards shareholders of those corporations over a long period.

BTF shareholders are getting great benefits from these low rates through our Auction Market Preferreds ("AMPs"). Our last AMPs auction came in at 1.24%. We have to pay a little bit higher rate than the US Government gets on their short term T-Bills, but not by much.

Our website at WWW.BOULDERFUNDS.NET is an excellent source for information on the Fund. If you've lost your annual report, or want to read an old one, it's there on the site. You will also see on the website information about the Boulder Total Return's sister Fund - the Boulder Growth & Income Fund.

/S/ SIGNATURE
Stewart R. Horejsi

June 19, 2003

-----------------
NOTHING IN THIS SEMI-ANNUAL REPORT SHOULD BE CONSIDERED AS INVESTMENT ADVICE. THIS LETTER EXPLAINS THE MANAGERS' VIEWS AS OF ITS DATE, WHICH MAY HAVE SUBSEQUENTLY CHANGED.

                         BOULDER TOTAL RETURN FUND, INC.

                                    EXHIBIT 1
                                   (UNAUDITED)

            NET ASSET VALUE AND MARKET PERFORMANCE FOR A COMMON SHARE
                        FOR THE SIX MONTHS ENDING 5/31/03

                                                                                      NAV      MARKET
                                                                                    ------     ------
                  November 30, 2002..............................................   $15.04     $12.79
                  May 31, 2003...................................................   $15.82     $14.00
                                                                                    ------     ------
                     Change......................................................   $ 0.78     $ 1.21
                  Dividends Paid.................................................   $ 0.03     $ 0.03
                                                                                    ------     ------
                  Net Increase in Value..........................................   $ 0.81     $ 1.24
                  Net Increase % (No Dividend Reinvestment)......................     5.4%       9.7%





                                    EXHIBIT 2
                                   (UNAUDITED)

      BTF TOTAL RETURNS FOR QTRS. AND SIX MONTHS ENDING 5/31/03 VS. S&P 500
                    DIVIDENDS REINVESTED ON DIVIDEND PAY DATE

                                                                                      BTF        BTF
                                                                                      NAV      MARKET     S&P 500
                                                                                    ------    -------     -------
      Quarter Ending 5/31/03.....................................................    21.5%      23.2%       15.1%
      Quarter Ending 2/28/03.....................................................   -13.2%     -11.0%       -9.7%
      Quarter Ending 11/30/02....................................................    -7.7%     -11.4%        2.7%
      Quarter Ending 8/31/02.....................................................   -18.2%     -21.2%      -13.8%
                                                                                    ------    -------     -------
      Trailing 12 Months Ending 5/31/03..........................................   -20.4%     -23.4%       -8.1%

                         BOULDER TOTAL RETURN FUND, INC.

                                    EXHIBIT 3
                                   (UNAUDITED)

       CHANGE IN PRINCIPAL VALUE OF ASSET CLASSES 11/30/2002 TO 05/31/2003

                                                                              COMMON STOCK INVESTMENTS
                                                         --------------------------------------------------------------------
                                                                RICS             REITS        INDUSTRIALS         TOTAL
                                                                ----             -----        -----------
Beginning Market Value...............      11/30/02      $       252,105      $56,812,724     $140,832,783      $197,897,612
                                                         ---------------      -----------     ------------      ------------
Cost of Purchases....................   12/1/02-5/31/03               --               --               --                --
Proceeds from Sales..................   12/1/02-5/31/03          255,119        3,525,379        2,897,968         6,678,466
                                                         ---------------      -----------     ------------      ------------
Net Purchase/(Sales).................                           (255,119)      (3,525,379)      (2,897,968)       (6,678,466)
Beginning Market Value Plus
   Net Purchases/(Sales).............                             (3,014)      52,287,345      137,934,815       191,219,146
Net Appreciation.....................                              3,014        3,853,552        2,850,750         6,707,316
                                                         ---------------      -----------     ------------      ------------
Ending Market Value..................       5/31/03                   --      $57,140,897     $140,785,565      $197,926,462
Number of Issues Held................       5/31/03                   --                8               16
Cash and Other Assets &
   Liabilities.......................       5/31/03                                                               28,499,329
                                                                                                                ------------
   Total Net Assets..................                                                                           $226,425,791
                                                                                                                ============



The information in the table below is unaudited.

                                                          FINANCIAL DATA

                                                           PER SHARE OF
                                                           COMMON STOCK
                                                      -----------------------
                                                      NET ASSET      NYSE
                                                        VALUE    CLOSING PRICE
                                                       -------   -------------
              12/31/02 ............................     $14.91      $12.40
               1/31/03 ............................      14.05       11.95
               2/28/03 ............................      13.02       11.36
               3/31/03 ............................      13.52       12.00
               4/30/03 ............................      14.76       12.87
               5/31/03 ............................      15.82       14.00

BOULDER TOTAL RETURN FUND, INC.                         PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   SHARES         VALUE
                                                                                                   ------        -------
DOMESTIC COMMON STOCKS - 87.4%

                  DIVERSIFIED - 33.0%  Berkshire Hathaway Inc., Class A+ ....................            750    $   53,250,000
                                       Berkshire Hathaway Inc., Class B+ ....................          9,010        21,389,740
                                                                                                                --------------
                                                                            TOTAL DIVERSIFIED                       74,639,740
                                                                                                                --------------
           FINANCIAL SERVICES -  8.3%  Citigroup, Inc. ......................................        293,360        12,033,627
                                       MBIA Inc. ............................................          5,000           250,250
                                       MGIC Investment Corporation ..........................          5,000           270,100
                                       Providian Financial Corporation+ .....................        698,000         6,309,920
                                                                                                                --------------
                                                                     TOTAL FINANCIAL SERVICES                       18,863,897
                                                                                                                --------------
                    INSURANCE -  1.2%  Wesco Financial Corporation ..........................          9,000         2,727,000
                                                                                                                --------------
                        MEDICAL-DRUG/
                  DIVERSIFIED -  4.7%  Bristol-Meyers Squibb Company ........................        125,000         3,200,000
                                       Merck & Company, Inc. ................................         75,000         4,168,500
                                       Schering-Plough Corporation ..........................        178,000         3,284,100
                                                                                                                --------------
                                                               TOTAL MEDICAL-DRUG/DIVERSIFIED                       10,652,600
                                                                                                                --------------
                        REITS - 25.2%  Boykin Lodging Company ...............................        300,000         2,421,000
                                       Developers Diversified Realty Corporation ............        194,301         5,485,117
                                       First Industrial Realty Trust Inc. ...................        400,000        12,056,000
                                       Hospitality Property Trust ...........................        400,000        12,636,000
                                       HRPT Properties Trust ................................      1,300,000        12,337,000
                                       Pennsylvania Real Estate Investment Trust ............        100,000         2,822,000
                                       Post Properties, Inc. ................................        320,000         8,566,400
                                       Thornburg Mortgage, Inc. .............................         34,200           817,380
                                                                                                                --------------
                                                                                  TOTAL REITS                       57,140,897
                                                                                                                --------------
           RETAIL-RESTAURANTS -  7.3%  Yum! Brands Inc.+ ....................................        590,000        16,496,400
                                                                                                                --------------
          RETAIL-SUPERMARKETS -  2.9%  Safeway Inc.+ ........................................        350,000         6,594,000
                                                                                                                --------------
                      UTILITY -  4.8%  Alliant Energy Corporation ...........................        400,000         7,992,000
                                       Aquila Inc.+ .........................................        757,200         2,097,444
                                       Northwestern Corporation .............................        156,300           418,884
                                       TXU Corporation ......................................         15,000           303,600
                                                                                                                --------------
                                                                                TOTAL UTILITY                       10,811,928
                                                                                                                --------------
         TOTAL DOMESTIC COMMON STOCKS
                  (Cost $172,577,843) .......................................................................      197,926,462
                                                                                                                --------------
                                                                                                     PAR
                                                                                                    -----
          U.S. TREASURY BILLS - 11.0%
                                       1.156% due 06/19/03 ++ ...............................   $ 10,000,000         9,994,617
                                       1.162% due 06/19/03 ++ ...............................     10,000,000         9,994,275
                                       1.162% due 06/26/03 ++ ...............................      5,000,000         4,996,025
            TOTAL U.S. TREASURY BILLS
                   (Cost $24,984,917) .......................................................................       24,984,917
                                                                                                               ---------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER TOTAL RETURN FUND, INC.                         PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    VALUE
                                                                                                                 ----------


REPURCHASE AGREEMENT - 5.2%
  (Cost $11,714,000)
                                       Agreement with PNC Capital Markets,
                                       1.200% dated 05/30/03, to be repurchased
                                       at $11,715,171 on 06/02/03,
                                       collateralized by $11,480,000 U.S.
                                       Treasury Note, 2.250% due 07/31/04
                                       (Value $11,723,950) .................................................   $    11,714,000
                                                                                                               ---------------
TOTAL INVESTMENTS (COST $209,276,760*) - 103.6% ............................................................       234,625,379
OTHER ASSETS AND LIABILITIES - (3.6%) ......................................................................        (8,199,588)
                                                                                                               ---------------
NET ASSETS - 100.0% ........................................................................................   $   226,425,791

-----------
*     Aggregate cost for Federal tax purposes.
+     Non-income producing security.
++    Annualized yield at date of purchase.




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER TOTAL RETURN FUND, INC.

 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
MAY 31, 2003 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $209,276,760) (Note 1)
     See accompanying schedule ......................................................................   $   234,625,379
   Cash .............................................................................................               186
   Receivable for investment securities sold ........................................................         2,055,004
   Dividends and interest receivable ................................................................            54,921
   Prepaid expenses and other assets ................................................................            51,323
   Other receivables ................................................................................             3,300
                                                                                                        ---------------
         TOTAL ASSETS ...............................................................................       236,790,113

LIABILITIES:
   Payable for investment securities purchased ...................................    $     9,994,617
   Investment co-advisory fees payable (Note 2) ..................................            238,483
   Accumulated undeclared dividends on Taxable Auction Market
      Preferred Stock (Note 5) ...................................................             31,969
   Administration and co-administration fees payable (Note 2) ....................             35,622
   Audit fees and expenses payable ...............................................             18,188
   Directors' fees and expenses payable (Note 2) .................................              5,638
   Accrued expenses and other payables ...........................................             39,805
                                                                                      ---------------
         TOTAL LIABILITIES ..........................................................................        10,364,322
                                                                                                        ---------------


TAXABLE AUCTION MARKET PREFERRED STOCK:
   $0.01 par value, 10,000,000 shares authorized, 775 shares issued outstanding,
      liquidation preference of $100,000 per share (Note 5) .........................................   $    77,500,000
                                                                                                        ---------------

TOTAL NET ASSETS (APPLICABLE TO COMMON STOCK SHAREHOLDERS) ..........................................   $   148,925,791
                                                                                                        ===============
FUND TOTAL NET ASSETS ...............................................................................   $   226,425,791
                                                                                                        ===============
NET ASSETS consist of:
   Undistributed net investment income ..............................................................   $       707,297
   Accumulated net realized loss on investments sold ................................................        (5,958,483)
   Unrealized appreciation of investments ...........................................................        25,348,619
   Par value of Common Stock ........................................................................            94,167
   Paid-in capital in excess of par value of Common Stock ...........................................       128,734,191
                                                                                                        ---------------
   TOTAL NET ASSETS (APPLICABLE TO COMMON STOCK
   9,416,743 SHARES OUTSTANDING) .................................................       $     15.82    $   148,925,791
                                                                                         ===========    ===============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER TOTAL RETURN FUND, INC.

 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)

INVESTMENT INCOME:
   Dividends .......................................................................................   $      3,116,408
   Interest ........................................................................................            130,054
                                                                                                       ----------------
         TOTAL INVESTMENT INCOME ...................................................................          3,246,462

EXPENSES:
   Investment co-advisory fee (Note 2). ..........................................    $     1,328,310
   Administration and co-administration fees (Note 2) ............................            199,942
   Preferred Stock broker commissions and Auction Agent fees .....................             97,399
   Shareholder servicing agent fees ..............................................             26,671
   Directors fees and expenses (Note 2) ..........................................             23,629
   Audit fees ....................................................................             18,438
   Insurance expense (Note 2) ....................................................             14,025
   Legal fees ....................................................................             13,623
   Custodian fees ................................................................             12,949
   Other .........................................................................             44,115
                                                                                      ---------------
         TOTAL EXPENSES ............................................................................          1,779,101
                                                                                                       ----------------
NET INVESTMENT INCOME ..............................................................................          1,467,361
                                                                                                       ================

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized loss on investments sold during the period .........................................         (6,527,263)
   Change in unrealized appreciation of investments during the period ..............................         13,237,878
                                                                                                       ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................................................          6,710,615
                                                                                                       ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................   $      8,177,976
                                                                                                       ================
LESS: PREFERRED STOCK DIVIDENDS ....................................................................           (577,074)

NETINCREASE IN NET ASSETS RESULTING FROM OPERATIONS
     APPLICABLE TO COMMON SHARES ...................................................................   $      7,600,902
                                                                                                       ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER TOTAL RETURN FUND, INC.

 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                                                     MAY 31, 2003            YEAR ENDED
                                                                                      (UNAUDITED)         NOVEMBER 30, 2002
                                                                                 -------------------     -------------------
OPERATIONS:

  Net investment income ........................................................    $    1,467,361         $     4,561,636
  Net realized gain/(loss) on investments sold during the period ...............        (6,527,263)                846,240
  Change in unrealized appreciation/(depreciation) of investments during
     the period ................................................................        13,237,878             (24,473,124)
                                                                                    --------------         ---------------
  Net increase/(decrease) in net assets resulting from operations ..............         8,177,976             (19,065,248)

DISTRIBUTIONS: PREFERRED STOCK DIVIDENDS

  Dividends paid from net investment income ....................................          (577,074)             (1,628,676)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS APPLICABLE TO COMMON SHARES ...............................         7,600,902             (20,693,924)

DISTRIBUTIONS:COMMON SHARES

  Dividends paid from net investment income ....................................          (282,509)             (1,318,356)

NET INCREASE/(DECREASE) IN NET ASSETS FOR THE PERIOD ...........................         7,318,393             (22,012,280)

NET ASSETS:

  Beginning of period ..........................................................       219,107,398             241,119,678
                                                                                    --------------         ---------------
  End of period (including undistributed net investment income of $707,297
     and $99,519, respectively) ................................................    $  226,425,791         $   219,107,398
                                                                                    ==============         ===============




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         BOULDER TOTAL RETURN FUND, INC.

                              FINANCIAL HIGHLIGHTS

             FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

    Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. On August 27, 1999 the Fund changed its objective from income to total return. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                       SIX MONTHS
                                                         ENDED                       YEAR ENDED NOVEMBER 30,
                                                      MAY 31, 2003     ---------------------------------------------------------
                                                       (UNAUDITED)     2002         2001         2000         1999       1998
                                                        ---------   ------------------------------------------ -----------------
OPERATING PERFORMANCE:
Net asset value, beginning of period.................. $   15.04    $   17.36    $   14.81    $   13.32    $   16.06   $   16.33
                                                       ---------    ---------    ---------    ---------    ---------   ---------
Net investment income.................................      0.16         0.49         0.63         0.75         1.29        1.33
Net realized and unrealized gain/(loss) on investments      0.70        (2.51)        2.35         1.50        (1.93)       0.13
                                                       ---------    ---------    ---------    ---------    ---------   ---------
Total from investment operations......................      0.86        (2.02)        2.98         2.25        (0.64)       1.46
                                                       ---------    ---------    ---------    ---------    ---------   ---------
DISTRIBUTIONS: PREFERRED STOCK
Dividends paid from net investment income to
    MMP* Shareholders.................................     --           --           --           (0.42)       (0.35)      (0.25)
Distributions paid from net realized capital gains to
    MMP* Shareholders ................................     --           --           --           --           (0.03)      (0.14)
Dividends paid from net investment income to
    AMP** Shareholders ...............................     (0.06)       (0.16)       (0.40)       (0.13)       --          --
Change in accumulated undeclared dividends on
    MMP*/AMP** Shareholders ..........................      0.01        --            0.02         0.04        (0.06)+      0.02
                                                       ---------    ---------    ---------    ---------    ---------   ---------
Net Increase/Decrease from operations applicable to
    common shares.....................................      0.81        (2.18)        2.60         1.74        (1.08)       1.09
                                                       ---------    ---------    ---------    ---------    ---------   ---------
DISTRIBUTIONS: COMMON SHARES
Dividends paid from net investment income to Common
    Shareholders .....................................     (0.03)       (0.14)       (0.05)       (0.19)       (1.02)      (1.07)
Distributions paid from net realized capital gains to
    Common Shareholders ..............................     --           --           --           --           (0.64)      (0.29)
                                                       ---------    ---------    ---------    ---------    ---------   ---------
Net Increase/Decrease in Common Net Asset Value.......      0.78        (2.32)        2.55         1.55        (2.74)      (0.27)
                                                       ---------    ---------    ---------    ---------    ---------   ---------
    Costs of AMP** Stock issued (Note 5)..............     --           --           --           (0.06)       --          --
                                                       ---------    ---------    ---------    ---------    ---------   ---------
    Net asset value, end of period.................... $   15.82    $   15.04    $   17.36    $   14.81    $   13.32+  $   16.06
                                                       =========    =========    =========    =========    =========   =========
    Market value, end of period....................... $   14.00    $   12.79    $   16.05    $   12.00    $   10.19   $   13.63
                                                       =========    =========    =========    =========    =========   =========
    Total investment return based on net asset value(a)     5.40%+++   (12.62)%      17.68%       13.27%       (5.17)%      7.65%
                                                       =========    =========    =========    =========    =========   =========
    Total investment return based on market value(a)..      9.73%+++   (19.62)%      34.27%       20.00%      (14.51)%     (4.55)%
                                                       =========    =========    =========    =========    =========   =========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
 TO COMMON STOCK SHAREHOLDERS:
       Operating expenses ............................      2.63%++      2.42%        2.47%        2.55%        1.97%       1.83%
       Net investment income (b)......................      1.42%++      1.85%        1.52%        1.82%        6.08%       5.92%
SUPPLEMENTAL DATA:
       Portfolio turnover rate........................         0%          38%          16%          85%          69%         86%
       Net assets, end of period (in 000's) ..........  $148,926     $141,607     $163,493    $ 139,488     $125,415    $151,215

---------------------------
Ratio of operating expenses to Total Average Net Assets
     including MMP*/AMP**(a)........................        1.67%++      1.65%        1.66%        1.57%        1.26%       1.22%

  *  Money Market Cumulative Preferred(TM) Stock.
 **  Taxable Auction Market Preferred Stock.
(a) Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
(b) The net investment income ratios reflect income net of operating expenses and payments and change in undeclared dividends to MMP*/AMP** Shareholders.
+ Includes effect of additional distribution available to MMP* Shareholders ($0.04 per Common share).
++   Annualized for the six months ended May 31, 2003.
+++ Returns are based on the lesser of the net asset value or market value on distribution date.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         BOULDER TOTAL RETURN FUND, INC.

The table below sets out information with respect to Taxable Auction Market Preferred Stock currently and Money Market Cumulative Preferred Stock previously outstanding (1).

                                                                                      INVOLUNTARY       AVERAGE
                                                                        ASSET         LIQUIDATING       MARKET
                                                      TOTAL SHARES    COVERAGE        PREFERENCE         VALUE
                                                       OUTSTANDING    PER SHARE      PER SHARE (2)   PER SHARE (2)
                                                      -----------    ---------       ------------    ------------
            05/31/03* ............................         775        $292,162         $100,000        $100,000
            11/30/02 .............................         775         282,719          100,000         100,000
            11/30/01 .............................         775         311,122          100,000         100,000
            11/30/00 .............................         775         280,400          100,000         100,000
            11/30/99 .............................         775         262,722          100,000         100,000
            11/30/98 .............................         775         295,263          100,000         100,000

-----------
(1) See Note 5.
(2) Excludes accumulated undeclared dividends.
 *  Unaudited

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         BOULDER TOTAL RETURN FUND, INC.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Boulder Total Return Fund, Inc. (the "Fund") is a diversified, closed-end management investment company organized as a Maryland corporation and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock and (iii) accumulated and unpaid dividends on the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ official close price ("NOCP") on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     Cash distributions received from the Fund's investment in real estate investment trust ("REITs") and registered investment companies ("RICs") are recorded as income. If the Fund is subsequently informed that such distributions received or a portion thereof are designated as returns of capital, the Fund will reclassify such amounts from income and reduce the cost basis of such securities.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends to Common shareholders will be declared in such a manner as to avoid the imposition of the 4% excise tax described in "Federal Income Taxes" below. The shareholders of Taxable Auction Market Preferred Stock are entitled to receive cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the corporate tax rate. Subject to the Fund qualifying as a registered investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to qualify as a registered investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of Shareholders. The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

                         BOULDER TOTAL RETURN FUND, INC.

     OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT   CO-ADVISORY   FEES,   DIRECTORS'   FEES,   ADMINISTRATION   FEE,
CO-ADMINISTRATION FEE AND TRANSFER AGENT FEE

     Boulder Investment Advisers, L.L.C. ("BIA") and Stewart Investment Advisers ("SIA") serve as the Fund's Co-Investment Advisers ("Advisers"). The Fund pays the Advisers a monthly fee at an annual rate of 1.25% of the value of the Fund's average monthly net assets. The equity owners of BIA are Evergreen Atlantic, LLC, a Colorado limited liability company ("EALLC"), and the Lola Brown Trust No. 1B (the "Lola Trust"), each of which is a shareholder of the Fund and considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act. Stewart West Indies Trading Company, Ltd. is a Barbados international business company doing business as Stewart Investment Advisers. Beginning February 1, 2002, SIA receives a monthly fee equal to 75% of the fees earned by the Advisers, and BIA receives 25% of the fees earned by the Advisers. Prior to February 1, 2002, SIA received a monthly fee equal to 65% of the fees earned by the Advisers, and BIA received 35% of the fees earned by the Advisers. The equity owner of SIA is the Stewart West Indies Trust, a shareholder of the Fund and considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act.

     Fund Administrative Services, LLC ("FAS"), serves as the Fund's Co-Administrator. Under the Co-Administration Agreement, FAS provides certain administrative and executive management services to the Fund including: providing the Fund's principal offices and executive officers, overseeing and administering all contracted service providers, making recommendations to the Board regarding policies of the Fund, conducting shareholder relations, authorizing expenses and other administrative tasks. Under the Co-Administration Agreement, the Fund pays FAS a monthly fee, calculated at an annual rate of 0.10% of the value of the Fund's average monthly net assets. The equity owners of FAS are EALLC and the Lola Trust, each of which is a shareholder of the Fund and considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act.

     The Fund pays each Director who is not a director, officer or employee of the Advisers or FAS a fee of $6,000 per annum, plus $4,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. The Fund pays PFPC a fee on a monthly basis based on average net assets. PFPC Trust company, an indirect subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian. As compensation to PFPC Trust Company, the Fund pays PFPC Trust Company a monthly fee based on the Fund's average monthly gross assets. PFPC also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar, and as compensation for PFPC's services as such, the Fund pays PFPC a monthly fee plus certain out-of-pocket expenses.

     Deutsche Bank Trust Company Americas, a wholly owned subsidiary of Deutsche Bank AG ("Auction Agent"), serves as the Fund's Taxable Auction Market Preferred Stock transfer agent, registrar, dividend disbursing agent and redemption agent.

3. PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the six months ended May 31, 2003, excluding short-term investments, aggregated $0 and $6,681,765, respectively.

     On May 31, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $42,195,190 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $16,846,571.

4. COMMON STOCK

     At May 31, 2003, 240,000,000 of $0.01 par value Common Stock were authorized. There were no Common Stock transactions for the six months ended May 31, 2003 and for the year ended November 30, 2002.

                         BOULDER TOTAL RETURN FUND, INC.

5. TAXABLE AUCTION MARKET PREFERRED STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. On August 15, 2000, the Fund's 775 shares of Money Market Cumulative PreferredTM Stock was retired and 775 shares of the Taxable Auction Market Preferred Stock were issued. Offering costs of $293,843 and commissions paid directly to Merrill Lynch, Pierce Fenner & Smith Inc. of $290,625 were charged to capital of common stock to complete the transaction. Taxable Auction Market Preferred Stock is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of Taxable Auction Market Preferred Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Taxable Auction Market Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Taxable Auction Market Preferred Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     An auction of the Taxable Auction Market Preferred Stock is generally held every 28 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. Taxable Auction Market Preferred Stock Shareholders may also trade shares in the secondary market between auction dates.

     On May 31, 2003, 775 shares of Taxable Auction Market Preferred Stock were outstanding at the annual rate of 1.38%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to earn a higher return on its assets than the cost associated with the Taxable Auction Market Preferred Stock, including expenses, there can be no assurance that such results will be attained.

     Under Emerging Issues Task Force (EITF) promulgating Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurance of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's Taxable Auction Market Preferred Stock, which was previously classified as a component of net assets, has been reclassified outside of permanent equity (net assets available to common stock) in the accompanying financial statements. Prior year amounts have also been classified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

6. PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund operates as a "diversified" management investment company, as defined in the 1940 Act. Under this definition, at least 75% of the value of the Fund's total assets must at the time of investment consist of cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the voting securities of a single issuer. This limit does not apply, however, to 25% of the Fund's assets, which may be invested in a single issuer. A more concentrated portfolio may cause the Fund's net asset value to be more volatile than it has been historically and thus may subject shareholders to more risk. The Fund may hold a substantial position (up to 25% of its assets) in the common stock of a single issuer. As of May 31, 2003, the Fund held a significant position in Berkshire Hathaway, Inc., and thus, the volatility of the Fund's common stock, and the Fund's net assets value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

     The Fund intends to concentrate its common stock investments in a few issuers and to take large positions in those issuers, consistent with being a "diversified" fund. As a result, the Fund is subject to a greater risk of loss than a fund that diversifies its investments more broadly. Taking larger positions is also likely to increase the volatility of the Fund's net asset value reflecting fluctuation in the value of its large holdings. Under normal market conditions, the Fund intends to invest in a portfolio of common stocks. The portion of the Fund's assets invested in each can vary depending on market conditions. The term "common stocks" includes both stocks acquired primarily for their appreciation potential and stocks acquired for their income potential, such as

                         BOULDER TOTAL RETURN FUND, INC.

     dividend-paying RICs and REITs. The term "income securities" includes bonds, U.S. Government securities, notes, bills, debentures, preferred stocks, convertible securities, bank debt obligations, repurchase agreements and short-term money market obligations.

7. SIGNIFICANT SHAREHOLDERS

     On May 31, 2003, trusts and other entities affiliated with the Horejsi family owned 3,939,735 shares of Common Stock of the Fund, representing approximately 41.84% of the total Fund shares. Stewart R. Horejsi is the primary portfolio manager for SIA and is the Fund's primary portfolio manager. He is responsible for the day-to-day strategic management of the Fund's assets.

8. SHARE REPURCHASE PROGRAM

     In accordance with Section 23(c) of the Investment Company Act of 1940, as amended, the Fund hereby gives notice that it may from time to time repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

                       MEETING OF SHAREHOLDERS (UNAUDITED)

On April 22, 2003, the Fund held its Annual Meeting of Shareholders to elect Alfred G. Aldridge, Jr. as Director of the Fund.

PROPOSAL 1

         ELECTION OF DIRECTOR
         --------------------
         ALFRED G. ALDRIDGE, JR. (AMPS* VOTING AS A SINGLE CLASS):           # OF VOTES CAST   % OF VOTES CAST
         --------------------------------------------------------            ---------------   ---------------
         Affirmative ......................................................           427           100.0
         Withheld .........................................................            --             0.0
                                                                                ---------         -------
                  TOTAL ...................................................           427           100.0
                                                                                =========         =======

BOULDER TOTAL RETURN FUND, INC.
P.O. Box 43027
Providence, RI 02940-3027

                               [GRAPHIC OMITTED]
                                  MOUNTAIN ART

                                     BOULDER
                                  TOTAL RETURN
                                   FUND, INC.
                    -------------------------------------


                               SEMI-ANNUAL REPORT
                                  MAY 31, 2003

                                    DIRECTORS

                     Brig. Gen (Ret.) Alfred G. Aldridge Jr.
                                 Richard I. Barr
                                Susan L. Ciciora
                                 Joel W. Looney
                                Stephen C. Miller

                                    OFFICERS

                                Stephen C. Miller
                                    President

                                  Carl D. Johns
                          Vice President and Treasurer

                               Stephanie J. Kelley
                                    Secretary

                                Nicole L. Murphey
                               Assistant Secretary

                              WWW.BOULDERFUNDS.NET

  If you have questions regarding shares you held in a brokerage account contact your broker, or, if you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent -- PFPC Inc., at:

                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 1-800-331-1710

  This report is sent to shareholders of Boulder Total Return Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BOULDER TOTAL RETURN FUND INC.

By (Signature and Title)*  /S/ STEPHEN C. MILLER
                         ----------------------------------------
                                    Stephen C. Miller, President
                                    (principal executive officer)

Date                                JULY 24, 2003
   --------------------------------------------------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ STEPHEN C. MILLER
                         ----------------------------------------
                                    Stephen C. Miller, President
                                    (principal executive officer)

Date                                JULY 24, 2003
   --------------------------------------------------------------

By (Signature and Title)*  /S/ CARL D. JOHNS
                         ----------------------------------------
                                    Carl D. Johns, Vice President and Treasurer
                                    (principal financial officer)

Date                                JULY 24, 2003
   --------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.